Trade Payables	6 Months Ended
Dec. 31, 2023
Trade Payables [Abstract]
TRADE PAYABLES
11.	TRADE PAYABLES

	31 December 2023	30 June 2023
	RM	RM

Current
Trade payables
- Third parties	-	7,102,712

(a)	Trade payables are classified as financial liabilities measured at amortised cost.

(b)	Trade payables are non-interest bearing and the normal trade credit terms granted to the Group range from 30 to 210 days. (30.06.2023: 30 to 210 days).

(c)	The maturity profile of the trade payables of the Group at the end of the reporting period based on contractual undiscounted repayment obligations is repayable on demand or within one (1) year.